Securities and Exchange Commission
                             FORM 13F-HR

          Report for Calendar Year or Quarter Ended:  (Quarter) 9/30/2008

Check here if Amendment []:    AMENDMENT NO.____

This Amendment  (check only one):    [ ] is a restatement
                                     [ ] adds a new holding

Institutional Investment Manager Filing this Report:

Name:        Cowen and Company, LLC
Address:     1221 Avenue of the Americas
             New York, NY 10020

Form 13F File Number:  028-04125

      The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

                                    /s/Mark A. Egert
                                   ___________________________
                                     [Mark A. Egert]
                                     Cowen and Company, LLC
                                     1221 Avenue of the Americas
                                     New York, NY 10020
Dated: Oct 15, 2008


Report Type  (Check Only One)

[X]  13F HOLDING REPORT.     (Check here if all holdings of this reporting
                              manager are reported in this report.)

[ ]  13F NOTICE.             (Check here if no holdings reported are in this
                              report, and all holdings are reported by other reporting manager(s).)

[ ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   FORM 13F INFORMATION TABLE

Name                          Title of              Value   Shrs or  Put/InvestmentOther  Voting   Authority
Issuer                        Class   CUSIP         (x$1000)prn amt  CallDiscretionManagerSole     Shared   None
ACORDA THERAPEUTICS INC       COM     00484M106          379    15900    SOLE                 15900        0        0
AMGEN INC                     COM     031162100        46450   783700    SOLE                783700        0        0
BORLAND SOFTWARE              COM     099849101          194   126846    SOLE                126846        0        0
AMERISOURCEBERGEN             OPT     03073E90I            1       57    SOLE                    57        0        0
DRESSER RAND GROUP            OPT     26160890G            7      159    SOLE                   159        0        0
FOREST LABORATORIES           OPT     34583890I            1       50    SOLE                    50        0        0
CARDINAL HEALTH INC           COM     14149Y108         2006    40700    SOLE                 40700        0        0
EXXON MOBIL CORP              COM     30231G102         5840    75200    SOLE                 75200        0        0
GEN PROBE                     COM     36866T103          261     4914    SOLE                  4914        0        0
GILEAD SCIENCES               COM     375558103         5029   110222    SOLE                110222        0        0
GOODRICH CORP                 COM     382388106         1618    38889    SOLE                 38889        0        0
GOOGLE INC                    COM     38259P508          285      705    SOLE                   705        0        0
HALOZYME                      COM     40637H109          172    23475    SOLE                 23475        0        0
ILLUMINA INC                  COM     452327109          514    12680    SOLE                 12680        0        0
IMCLONE SYS INC               COM     45245W109         1248    20000    SOLE                 20000        0        0
ISHARES TR                    COM     464287432          380     4000    SOLE                  4000        0        0
JOHNSON & JOHNSON             COM     478160104         1670    24100    SOLE                 24100        0        0
NATIONAL CITY CORP            COM     635405103          121    69400    SOLE                 69400        0        0
ON SEMICONDUCTOR CRP          COM     682189105          101    15000    SOLE                 15000        0        0
ORACLE CORPORATION            COM     68389X105         2857   140659    SOLE                140659        0        0
MILLIPORE CORP                OPT     60107395H            8      308    SOLE                   308        0        0
SIRIUS SATELLITE              OPT     82966U95Z          114      583    SOLE                   583        0        0
LEAP WIRELESS INTL            OPT     52186395K            7        4    SOLE                     4        0        0
SECURE COMPUTING CRP          COM     813705100          199    36330    SOLE                 36330        0        0
SEMICONDUCTOR HOLDRSTR        COM     816636203          865    35000    SOLE                 35000        0        0
SHANDA INTERACTIVE            COM     81941Q203          935    36586    SOLE                 36586        0        0
TARGET CORP                   COM     87612E106          687    14000    SOLE                 14000        0        0
WENDYS INTL INC               COM     950590109          384    20000    SOLE                 20000        0        0